UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02021

Deutsche Securities Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Consolidated Investment Portfolio                as of January 31, 2016 (Unaudited)

Deutsche Gold & Precious Metals Fund

	Shares	Value ($)
Common Stocks (a) 93.5%
Australia 11.1%
Medusa Mining Ltd.*	394,610	106,159
Newcrest Mining Ltd.*	417,013	3,853,925
OceanaGold Corp. (b)	679,824	1,402,450
Regis Resources Ltd. (c)	1,595,562	2,685,646
(Cost $10,563,798)		8,048,180
Canada 49.3%
Agnico-Eagle Mines Ltd.	184,458	5,466,983
Alamos Gold, Inc. "A"	462,518	1,508,821
AuRico Metals, Inc.*	203,394	84,209
B2Gold Corp.*	1,006,124	768,472
Barrick Gold Corp.	635,086	6,315,046
Continental Gold, Inc.*	513,349	567,986
Detour Gold Corp.*	106,033	1,289,744
Eldorado Gold Corp.	474,335	1,076,726
Franco-Nevada Corp. (c)	78,954	3,495,979
Goldcorp, Inc.	595,713	6,786,765
MAG Silver Corp.*	99,721	653,465
New Gold, Inc.*	558,631	1,375,742
Osisko Gold Royalties Ltd.	19,944	202,729
Pan American Silver Corp.	72,610	482,028
Silver Wheaton Corp.	232,153	2,735,988
Teranga Gold Corp.*	1,135,714	324,281
Torex Gold Resources, Inc.*	1,751,167	1,575,038
Yamana Gold, Inc.	600,083	1,032,336
(Cost $68,766,052)		35,742,338
Jersey 1.8%
Centamin PLC (Cost $1,391,468)	1,322,469	1,282,132
Korea 1.0%
Korea Zinc Co., Ltd.* (Cost $670,700)	2,041	740,796
Mexico 2.6%
Fresnillo PLC (d) (Cost $3,699,137)	182,858	1,901,398
Peru 0.5%
Compania de Minas Buenaventura SA (ADR)* (Cost $2,444,209)	85,119	340,476
South Africa 9.4%
Anglo American Platinum Ltd.*	65,695	977,213
AngloGold Ashanti Ltd.*	290,849	2,501,338
Gold Fields Ltd.	531,450	1,838,326
Impala Platinum Holdings Ltd.*	144,062	298,491
Sibanye Gold Ltd.	531,450	1,179,729
(Cost $16,131,454)		6,795,097
United Kingdom 7.6%
Randgold Resources Ltd. (Cost $6,427,898)	78,434	5,557,947
United States 10.2%
Argonaut Gold, Inc.* (c)	1,078,892	824,052
Newmont Mining Corp.	181,455	3,621,842
Stillwater Mining Co.* (c)	115,657	757,553
Tahoe Resources, Inc.	279,473	2,170,509
(Cost $14,697,598)		7,373,956
Total Common Stocks (Cost $124,792,314)		67,782,320
Exchange-Traded Funds 4.8%
ETFS Physical Palladium Trust*	6,475	311,706
SPDR Gold Trust*	29,806	3,188,050
Total Exchange-Traded Funds (Cost $3,579,096)		3,499,756
Securities Lending Collateral 9.6%
Daily Assets Fund, “Capital Shares”, 0.40% (e) (f) (Cost $6,980,852)	6,980,852	6,980,852
Cash Equivalents 1.3%
Central Cash Management Fund, 0.32% (e) (Cost $919,243)	919,243	919,243
	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $136,271,505) †	109.2	79,182,171
Other Assets and Liabilities, Net	(9.2)	(6,668,674)
Net Assets	100.0	72,513,497

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $156,567,855. At January 31, 2016, net unrealized depreciation for all securities based on tax cost was $77,385,684. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,628,960 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $80,014,644.
(a)	Securities are listed in country of domicile.
(b)	Listed on the Toronto Stock Exchange.
(c)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2016 amounted to $6,818,335, which is 9.4% of net assets.
(d)	Listed on the London Stock Exchange.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt
ETFS: Exchange Traded Funds Receipt
SPDR: Standard & Poor's Depositary Receipt

At January 31, 2016, the Deutsche Gold & Precious Metals Fund had the following Quality Distribution:
Quality Distribution (As a % of Common Stocks)
Group breakdown of the Fund's common stocks
Group I:
Major producing companies	60%

Group II:
Medium established producers	8%

Group III:
Junior producers with medium cost production	7%

Group IV:
Companies with some production on stream or in start-up	5%

Group V:
Primarily exploration companies with or without mineral resources	6%

Group VI:
Royalty companies	9%

Group VII:
Physical Metals/ETF	5%

100%

Investment in Subsidiary

The Fund intends to gain exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary, Deutsche Cayman Precious Metals Fund, Inc., organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in gold coin and bullion and other precious metals; commodity-linked derivative instruments, such as swaps, futures; and exchange traded funds. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. The Subsidiary may also invest available cash in affiliated money market funds. The Subsidiary is managed by the same portfolio managers that manage the Fund. As of January 31, 2016 the Fund held $3,866,123 in the Subsidiary, representing 5.3% of the Fund's net assets. The Fund’s Investment Portfolio has been consolidated and includes the portfolio holdings of the Fund and the Subsidiary.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$1,402,450	$6,645,730	$—	$8,048,180
Canada	35,742,338	—	—	35,742,338
Jersey	—	1,282,132	—	1,282,132
Korea	—	740,796	—	740,796
Mexico	—	1,901,398	—	1,901,398
Peru	340,476	—	—	340,476
South Africa	—	6,795,097	—	6,795,097
United Kingdom	—	5,557,947	—	5,557,947
United States	7,373,956	—	—	7,373,956
Exchange-Traded Funds	3,499,756	—	—	3,499,756
Short-Term Investments (g)	7,900,095	—	—	7,900,095
Total	$56,259,071	$22,923,100	$—	$79,182,171

There have been no transfers between fair value measurement levels during the period ended January 31, 2016.

(g)	See Consolidated Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Gold & Precious Metals Fund, a series of Deutsche Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 24, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 24, 2016